USA Mutuals Dynamic Market Opportunity Fund
USA Mutuals Dynamic Market Opportunity Fund
Investment Objective
The investment objective of the USA Mutuals Dynamic Market Opportunity Fund (the “Dynamic Market Opportunity Fund” or “Fund”) is capital appreciation and capital preservation with low volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic Market Opportunity Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 16 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 30 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USA Mutuals Dynamic Market Opportunity Fund	USA Mutuals Dynamic Market Opportunity Fund - Institutional Class Shares	USA Mutuals Dynamic Market Opportunity Fund - Investor Class Shares	USA Mutuals Dynamic Market Opportunity Fund - Class A Shares	USA Mutuals Dynamic Market Opportunity Fund - Class C Shares
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none	5.75%	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase if redeemed within 12 months of purchase)	none	none	none	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase for purchases of $1,000,000 or more if redeemed within 18 months of purchase)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USA Mutuals Dynamic Market Opportunity Fund		USA Mutuals Dynamic Market Opportunity Fund - Institutional Class Shares	USA Mutuals Dynamic Market Opportunity Fund - Investor Class Shares	USA Mutuals Dynamic Market Opportunity Fund - Class A Shares		USA Mutuals Dynamic Market Opportunity Fund - Class C Shares
Management Fees		1.75%	1.75%	1.75%		1.75%
Distribution (12b-1) Fees		none	0.25%	0.25%	[1]	1.00%
Other Expenses	[2]	0.14%	0.14%	0.14%		0.14%
Total Annual Fund Operating Expenses		1.89%	2.14%	2.14%		2.89%
[1]	The Dynamic Market Opportunity Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[2]	Because the Dynamic Market Opportunity Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.

Example
The following Example is intended to help you compare the cost of investing in the Dynamic Market Opportunity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - USA Mutuals Dynamic Market Opportunity Fund - USD ($)	One Year	Three Years
USA Mutuals Dynamic Market Opportunity Fund - Institutional Class Shares	192	594
USA Mutuals Dynamic Market Opportunity Fund - Investor Class Shares	217	670
USA Mutuals Dynamic Market Opportunity Fund - Class A Shares	780	1,206
USA Mutuals Dynamic Market Opportunity Fund - Class C Shares	292	895

Portfolio Turnover
The Dynamic Market Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
The Dynamic Market Opportunity Fund, a diversified investment company, invests primarily in long and short call and put options on the Standard & Poor’s (“S&P”) 500® Index, long and short positions in S&P futures contracts, and in cash and cash equivalents, including high-quality short-term (three months or less) fixed income securities such as U.S. treasury securities.

A call option provides the right to buy a certain asset at a stated price on or before a certain date, while a put option provides the right to sell a certain asset at a stated price on or before a certain date.  The advantage to the buyer of an option is the potential for substantial gain while limiting risk to the cost of the option premium. The seller of an option receives immediate income from receipt of the premium payment for the option, but gives up the potential for further gain from the performance of the underlying asset.  The Fund purchases call options to participate in upward trending markets and purchases put options to limit losses and potentially profit in declining market conditions.  The Fund also sells call and put options to collect premium income.

Under normal market conditions, USA Mutuals Advisors, Inc. (the “Advisor”), the Dynamic Market Opportunity Fund’s investment advisor, seeks to achieve the Fund’s investment objective by buying and selling options and futures contracts on the S&P 500® Index.  In trading S&P options and futures contracts, the Fund seeks to generate returns in three ways: (1) trend following - whereby the Fund aims to generate returns from an established price trend through long call option positions; (2) premium collection – whereby the Fund aims to realize gains from the sale of options that are either repurchased at a lower price due to a decline in their value over time, or expire worthless with the result that the entire premium from the sale is retained; and (3) counter-trend, short-term trading - whereby the Fund aims to generate returns from long put option positions, when a reversal of an upward-trend in the market is signaled by the Advisor’s technical indicators.  In addition, the Fund may enter into options and/or futures positions to reduce market exposure and volatility of the portfolio as well as to profit from either an increase or a decrease in S&P 500® Index volatility.

The Dynamic Market Opportunity Fund places a strong emphasis on risk management that is intended to provide consistency of returns and to mitigate the extent of losses.  The Fund employs risk management guidelines and procedures to adjust portfolio exposure as necessitated by changing market conditions.  The Fund establishes long and short options positions in both calls and puts that have different exercise prices and expiration dates to provide diversification and limit losses, while providing the potential to generate positive returns over a certain timeframe and price range for the market.  Positions are established and adjusted as needed to maintain the extensive diversification of positions that is the foundation of the Fund’s risk management process.

The Fund invests only in exchange-traded options and futures contracts in pursuing its investment objectives.  The risk profile of these securities is controlled and monitored through the oversight and regulations of the exchanges.  The Fund is in compliance with the requirements of the exchanges and regulatory agencies in regard to its derivatives trading.

Principal Risks
The risks associated with an investment in the Dynamic Market Opportunity Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

•	you could lose all or portion of your investment in the Dynamic Market Opportunity Fund;

•	certain stocks selected for the Dynamic Market Opportunity Fund’s portfolio may decline in value more than the overall stock market;

•
investment strategies employed by the Advisor in selecting investments for the Dynamic Market Opportunity Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

•	as a new fund, there can be no assurance that the Dynamic Market Opportunity Fund will grow or maintain an economically viable size;

•
options and futures contracts may be more volatile than direct investments in the underlying securities, involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities;

•	fixed income securities held by the Dynamic Market Opportunity Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and high yield securities risk;

•
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Dynamic Market Opportunity Fund volatility, as well as direct investment, may subject the Fund to losses if the derivatives do not perform as expected;

•	the Dynamic Market Opportunity Fund may not be able to sell or close out a derivative instrument and underlying investments in a derivative instrument may lose value due to interest rate changes;

•	leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Dynamic Market Opportunity Fund’s portfolio; and

•	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Performance
When the Dynamic Market Opportunity Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.  Once available, the performance information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.usamutuals.com.